GEOGRAPHICAL SALES AND SEGMENTS (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 132,375,915	$ 117,029,154	$ 117,908,416
Number of operating segments	1
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 126,930,386	112,119,286	110,109,028
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 5,445,529	$ 4,909,868	$ 7,799,388